Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases
8.	Leases

The Company leases facilities under non-cancellable operating leases expiring on different dates. The terms of substantially all these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All the Company’s leases qualify as operating leases. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)	The components of lease expenses were as follows:

	For the Years Ended December 31,
	2021	2022	2023
Lease cost:
Reduction in the carrying amount of ROU assets	2,758	2,254	2,481
Interest of operating lease liabilities	253	193	115
Expenses for short-term lease within 12 months	—	216	417
Total lease cost	3,011	2,663	3,013

(b)	Supplemental cash flow information related to leases was as follows:

	For the Years Ended December 31,
	2021	2022	2023
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	3,253	2,944	2,356
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	5,752	2,398	2,358
Operating lease liability settled through termination of lease:
Operating leases	406	358	2,301

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2021	2022	2023
Weighted-average remaining lease term
Operating leases	2.4 year	1.9 year	1.2 year
Weighted-average discount rate
Operating lease	5.17% per annum	4.58% per annum	4.55% per annum

(d)	Maturities of operating lease liabilities were as follows:

Years Ending December 31,	As of December 31, 2023
2024	1,244
2025	212
Total undiscounted lease payments	1,456
Less: imputed interest	(30)
Total operating lease liabilities	1,426
Amounts due within 12 months	1,216
Non-current operating lease liability	210